Derivative Liability (Details Textual 1)	0 Months Ended	6 Months Ended		9 Months Ended		12 Months Ended			6 Months Ended		9 Months Ended	0 Months Ended	6 Months Ended							1 Months Ended	6 Months Ended	9 Months Ended	0 Months Ended		9 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended	6 Months Ended	9 Months Ended
	Aug. 08, 2014 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2014	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jan. 25, 2014	Jun. 30, 2014 Subsequent Event [Member] CAD	Jun. 30, 2014 Common stock USD ($)	Mar. 31, 2015 Common stock USD ($)	Jun. 06, 2014 Investor Warrants [Member] USD ($)	Jun. 30, 2014 Investor Warrants [Member] USD ($) WarrantsUnit	Mar. 31, 2015 Investor Warrants [Member]	Aug. 08, 2014 Investor Warrants [Member]	Mar. 31, 2015 Investor Warrants [Member] Maximum [Member] USD ($)	Jun. 06, 2014 Investor Warrants [Member] Maximum [Member] USD ($)	Mar. 31, 2015 Investor Warrants [Member] Minimum [Member] USD ($)	Jun. 06, 2014 Investor Warrants [Member] Minimum [Member] USD ($)	Dec. 31, 2014 Investor Warrant Exercises [Member] USD ($)	Jun. 30, 2014 Investor Warrant Exercises [Member] USD ($)	Mar. 31, 2015 Investor Warrant Exercises [Member] USD ($)	Feb. 09, 2015 Investor Warrant Exchange [Member] USD ($)	Jan. 08, 2015 Investor Warrant Exchange [Member]	Mar. 31, 2015 Investor Warrant Exchange [Member] USD ($)	Jun. 30, 2014 Dividend Warrants [Member] USD ($)	Mar. 31, 2015 Warrants Issued for Services [Member] USD ($)	Dec. 31, 2013 Warrants Issued for Services [Member] USD ($) WarrantsUnit	Aug. 08, 2014 Amended Warrants [Member] USD ($)	Jun. 30, 2014 Amended Warrants [Member]	Mar. 31, 2015 Amended Warrants [Member]
Derivative [Line Items]
Common stock shares issued on exercise of warrants		20,000	20,000			221,000						3,652,211	277,313							1,244,666		1,223,847	1,591,875		945,514
Number of warrants issued													277,313							414,889		1,986,074			2,836,541		300,000
Number of warrants of exercised		20,000	20,000			221,000			92,000					1,223,847							5,915,598								762,227
Net proceeds from the exercise of warrants	$ 2,725,916	$ 2,480,750		$ 1,404,177	$ 221,850							$ 2,255,240	$ 221,850								$ 3,886,736	$ 795,501							$ 470,676
Reclassification of derivative liability to equity upon exercise of Investor Warrants (note 8)		1,110,548										984,484	126,064							305,112		391,422	423,723
Number of warrants outstanding		18,732,485	18,732,485			2,189,000							9,195,478		8,433,251									5,964,738	4,372,863
Number of warrants expired								2,169,000
Warrant liability description of warrants expired		On January 25, 2014, the remaining 2,169,000 of these warrants expired. All of the CA$0.50 warrants outstanding at December 31, 2013 have now either been exercised or have expired as at June 30, 2014.	On January 25, 2014, the remaining 2,169,000 of these warrants expired. All of the CA$0.50 warrants outstanding at December 31, 2013 have now either been exercised or have expired as at June 30, 2014.
Number of units issued													13,125,002															300,000
Exercise of CA $0.50 unit warrants		0.50	0.50						0.50				0.80
Proceeds of units issued													10,500,000
Number of common stock consisted in each unit													1
Reclassification of derivative liability to equity upon the amendment of Dividend Warrants (note 5)				975,278
Number of warrant consisted in each unit													1
Term of warrants													5 years															5 years
Warrants, redemption price per share													0.001													0.001
Minimum closing price per share													$ 1.60													$ 2.50
Number of consecutive trading days													20 days													20 days
Warrants exercisable description																								To participate in the tender offer the Investor Warrant holders were required to deliver completed exchange documents to the Company, prior to the expiration of the tender offer, which was 5:00 p.m. (Pacific Time) on February 9, 2015.		Dividend Warrants are exercisable at $1.25 per share until January 24, 2018.				(i) reduce the exercise price of the Investor Warrants from $0.80 per share to $0.65 per share of common stock in cash, (ii) shorten the exercise period of the Investor Warrants so that they expire concurrently with the expiration of the Offer to Amend and Exercise at 5:00 p.m. (Pacific Time) on August 8, 2014, as may be extended by the Company in its sole discretion ("Expiration Date"), (iii) delete the price-based anti-dilution provisions contained in the Investor Warrants, (iv) restrict the ability of the holder of shares issuable upon exercise of the Amended Warrants to sell, make any short sale of, loan, grant any option for the purchase of, or otherwise dispose of any of such shares without the prior written consent of the Company for a period of time twenty (20) days after the Expiration Date (the " Lock-Up Period ")	(i) reduce the exercise price of the Investor Warrants from $0.80 per share to $0.65 per share of common stock in cash, (ii) shorten the exercise period of the Investor Warrants so that they expire concurrently with the expiration of the Offer to Amend and Exercise at 5:00 p.m. (Pacific Time) on August 8, 2014, as may be extended by the Company in its sole discretion ("Expiration Date"), (iii) delete the price-based anti-dilution provisions contained in the Investor Warrants, (iv) restrict the ability of the holder of shares issuable upon exercise of the Amended Warrants to sell, make any short sale of, loan, grant any option for the purchase of, or otherwise dispose of any of such shares without the prior written consent of the Company for a period of time twenty (20) days after the Expiration Date (the ''Lock-Up Period''); and (v) provide that a holder, acting alone or with others, will agree not to effect any purchases or sales of any securities of the Company in any ''short sales'' as defined in Rule 200 promulgated under Regulation SHO under the Exchange Act, or any type of direct and indirect stock pledges, forward sale contracts, options, puts, calls, short sales, swaps, ''put equivalent positions'' (as defined in Rule 16a-1(h) under the Exchange Act) or similar arrangements, or sales or other transactions through non-U.S. broker dealers or foreign regulated brokers through the expiration of the Lock-Up Period.
Average trading volume of shares per day													50,000
Exercise Price									0.50				$ 0.80			$ 0.80	$ 0.80	$ 0.65	$ 0.65			$ 0.65			$ 0.80	$ 1.25	$ 1.76	$ 1.76
Warrants, redemption description																										Dividend Warrants will be redeemable by the Company at a price of $0.001 per Dividend Warrant at any time commencing 18 months following the date of issuance subject to the conditions that (i) the Company's common stock has traded for twenty (20) consecutive trading days with a closing price of at least $2.50 per share and (ii) the underlying shares of common stock are registered.
Warrants redemption period description																										Dividend Warrants may be redeemed by the Company upon not less than ninety (60) days nor more than ninety (90) days prior written notice.
Warrants issued for services					124,020	124,020	49,379																					124,020
Agent fee of warrants												118,697																	24,772
Percentage of agent fee of warrant												5.00%																	5.00%
Loss on exchange of warrants																				$ 92,843			$ 156,219
Warrants shares issued on exchanged of common stock																							530,625
Number of dividend warrants issued				3,250,007
Dividend warrants exercise price				$ 1.25